Consolidated Statements of Earnings - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenue (Note 5)	$ 11,517	$ 11,043
Expenses
Energy supply costs	3,771	3,952
Operating expenses	2,889	2,683
Depreciation and amortization	1,773	1,668
Total expenses	8,433	8,303
Operating income	3,084	2,740
Other income, net (Note 22)	291	165
Finance charges	1,305	1,102
Earnings before income tax expense	2,070	1,803
Income tax expense (Note 23)	360	289
Net earnings	1,710	1,514
Net earnings attributable to:
Non-controlling interests	137	120
Preference equity shareholders	67	64
Net earnings attributable to common equity shareholders	1,506	1,330
Net earnings	$ 1,710	$ 1,514
Earnings per common share (Note 17)
Basic (CAD per share)	$ 3.10	$ 2.78
Diluted (CAD per share)	$ 3.10	$ 2.78